Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Issued	96,000	9,355,778
Preferred Stock, Shares Outstanding	96,000	9,355,778
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	63,566,403	7,867,186
Common Stock, Shares, Outstanding	63,566,403	7,867,186